Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Licensing agreements.

We are committed to pay royalties for the usage of certain brands, as governed by various licensing agreements, including T&B Seminars, Inc., and Rich Dad. There were no royalty expenses included in our Consolidated Statement of Operations and Comprehensive Income for the six months ended June 30, 2022 and 2021. Our License Agreement with our Rich Dad brand licensor expired on September 30, 2019. Notwithstanding the expiration of the License Agreement, the Company may continue to use the Licensed Intellectual Property, as defined in the License Agreement, including, but not limited to, the Rich Dad trademark and stylized logo, for the purpose of honoring and fulfilling orders by its customers in existence as of the date of the expiration of the agreement.

Purchase commitments. From time to time, the Company enters into non-cancellable commitments to purchase professional services, Information Technology licenses and support, and training courses in future periods. There were no purchase commitments made by the Company for the six months ended June 30, 2022 and 2021.

Litigation.

We and certain of our subsidiaries, from time to time, are parties to various legal proceedings, claims and disputes that have arisen in the ordinary course of business. These claims may involve significant amounts, some of which would not be covered by insurance.

Tranquility Bay of Pine Island, LLC v. Tigrent, Inc., et al. On March 16, 2017, suit was filed in the Twentieth Judicial Circuit In and For Lee County, Florida (the “Court”) by Tranquility Bay of Pine Island, LLC (“TBPI”) against Tigrent Inc. and various of its present and former shareholders, officers and directors. By amendment dated May 24, 2019, the Company and its General Counsel and former Chief Executive Officer were named as defendants to a civil conspiracy count. The suit, as originally filed, primarily related to the alleged obligation of Tigrent to indemnify the Plaintiff pursuant to an October 6, 2010 Forbearance Agreement. The suit, as originally filed, included claims for Breach of Contract, Permanent and Temporary Injunction, Breach of Fiduciary Duty, Civil Conspiracy, Tortious Interference and Fraudulent Transfer. On March 20, 2019, the Court dismissed the complaint in its entirety with leave to amend. On April 11, 2019, TBPI filed its Second Amended Complaint with the Court against Tigrent Inc. (“Tigrent”), Legacy Education Alliance Holdings, Inc. (“Holdings”), and certain shareholders of the Company. The Second Amended Complaint included claims for Breach of Contract, Breach of Fiduciary Duty against Tigrent, Civil Conspiracy against Tigrent and Holdings, and various Counts of Fraudulent Transfer against various shareholders of the Company. On May 24, 2019, with leave from the court, TBPI filed its Third Amended Complaint, which included claims for Breach of Contract against Tigrent, Breach of Fiduciary Duty against Tigrent, Damages for Violation of Unfair and Deceptive Business Practices Act against Tigrent, Civil Conspiracy against Tigrent and Holdings, and various Counts of Fraudulent Transfer against various shareholders of Tigrent, including the Company’s current General Counsel, James E. May. On June 23, 2020, the Court entered summary judgment in favor of Tigrent with respect to TBPI’s claims against Tigrent alleging (i) breach of fiduciary duty, (ii) violation of the Florida Deceptive and Unfair Trade Practices Act, and (iii) indemnification against certain attorney’s fees claimed to have been incurred by TBPI. On September 17, 2020, the Court (i) granted summary judgment in favor of Tigrent and Holdings on TBPI’s claim for conspiracy; (ii) denying TBPI’s motion for summary judgment against Tigrent in which TBPI sought a declaration by the Court that claims against TBPI in a lawsuit to which neither Tigrent nor Holdings is a party (“Third Party Lawsuit”) were within the scope of Tigrent’s indemnity obligations under the Forbearance Agreement; and (iii) denying TBPI’s motion for summary judgment in which TBPI sought a declaration by the Court that TBPI’s attorney’s fees incurred the Third Party Lawsuit were also within the scope of Tigrent’s indemnity obligations under the Forbearance Agreement. On August 18, 2020, TBPI voluntarily dismissed all shareholder defendants, other than Mr. May and Steven Barre, Tigrent’s former Chief Executive Officer. On January 4, 2021, a Settlement Agreement and Mutual Release was entered into by and between TBPI, M. Barry Strudwick, Carl Weiss and Susan Weiss (the “Strudwick Parties”) and Tigrent Inc., Legacy Education Alliance, Inc., Legacy Education Alliance Holdings, Inc., Mr. May, and Steven Barre (Defendants) pursuant to which the Strudwick Parties agreed to dismiss the lawsuit with prejudice against all parties and the Company agreed to pay the aggregate sum of $400 thousand payable in one installment of $100 thousand on February 18, 2021 and five quarterly installments of $60 thousand commencing on May 19, 2021, which the Company has accrued for within accounts payable as of December 31, 2021, and within accounts payable and other long-term liability for the current and long-term portions as of December 31, 2021, within the Consolidated Balance Sheets. The parties also exchanged mutual releases as part of the Settlement Agreement. The lawsuit was dismissed by order of the Court on January 12, 2021. Through June 30, 2022, the Company has paid $340 thousand of the total settlement. The final settlement payment was due 450 days after February 18, 2021 in the amount of $60 thousand and is in default. On May 25, 2022, a Motion for Judgement after default of settlement agreement was filed which triggered an entitled immediate entry of judgement of $160 thousand.

In the Matter of Legacy Education Alliance International, Ltd. On October 28, 2019, an Application for Administration was filed in the High Court of Justice, Business and Property Courts of England and Wales (the “English Court”), whereby four creditors of Legacy UK, one of our UK subsidiaries, sought an administration order with respect to the business affairs of the subsidiary, the appointment of an administrator, and such other ancillary orders as the applicants may request or as the court deemed appropriate. On November 15, 2019, the creditors obtained an Administration Order from the English Court. Under the terms of the Administration Order, two individuals have been appointed as administrators of Legacy UK and will manage Legacy UK and operate its affairs, business and property under the jurisdiction of the English Court. The administrators engaged a third-party to market Legacy UK’s business and assets for sale to one or more third parties. On November 26, 2019, Legacy UK’s assets and deferred revenues sold for £300 thousand (British pounds) to Mayflower Alliance LTD. We will not receive any proceeds from the sale of Legacy UK. On November 19, 2020, the administrators filed notice of their proposal to move from administration to a creditors’ voluntary liquidation and on December 9, 2020, notice was filed with Companies House that Paul Zalkin and Nicholas Simmonds were appointed as liquidators of Legacy UK to commence its winding up. Further details regarding the resolution of claims and liabilities may not be known for several months. Because there are a number of intercompany relationships between the Company and Legacy UK, the financial impact of any future claims in relation to the administration and disposition of Legacy UK, outside of those included in the discontinued operations of Legacy UK (see Note 4 “Discontinued Operations”), is unknown to us at this time, as is the timing and other conditions and effects of the administrative process. On December 8, 2020 we paid $390.6 thousand in cash and transferred our residential properties in the value of $363 thousand as settlement of intercompany debts of two of our subsidiaries, LEAI Property Development UK, Ltd. and LEAI Property Investment UK, Ltd., totaling $924 thousand to Legacy UK.

In the Matter of Elite Legacy Education UK Ltd. On March 18, 2020, a Winding-Up Petition, CR-2020-001958, was filed in the High Court of Justice, Business and Property Courts of England and Wales (the “High Court”) against one of our UK subsidiaries, Elite Legacy Education UK Ltd. (“ELE UK”), by one of its creditors (“Petitioner”) pursuant to which the Petitioner was claiming a debt of £461,459.70 plus late payment interest and statutory compensation was due and owing. The Petitioner sought an order from the High Court to wind up the affairs of ELE UK under the UK Insolvency Act of 1986. ELE UK has disputed the claim of the Petitioner and on June 11, 2020, ELE UK obtained a court order vacating the hearing on the Petition originally set for June 24, 2020. On July 24, 2020, the High Court entered an order finding that there was a genuine dispute on substantial grounds with respect to £392,761.70 of the Petitioner’s claim, and that only £68,698 plus late payment interest and statutory compensation was due and owing. The High Court further restrained the Petitioner from advertising its Winding-Up Petition until August 14, 2020 and, provided ELE UK pays the Petitioner the sums awarded under the High Court’s order, plus late payment interest and statutory compensation on or before August 14, 2020, the Petitioner’s Winding-Up Petition would be dismissed. On August 10, 2020, ELE UK filed its Notice of Appeal in which it sought permission to appeal the High Court’s ruling. On October 23, 2020, the Court denied ELE UK permission to appeal whereupon ELE UK filed an application to renew its application for permission to appeal (“Renewal Application”), which Renewal Application would be heard at a subsequent Oral Hearing on a date not yet determined. On October 27, 2020, ELE UK filed an application with the High Court of Appeal, Royal Courts of Justice (“Court of Appeals”) for a hearing to renew its application for permission to appeal the High Court’s order and a hearing was set for February 11, 2021. On October 30, 2020, the High Court entered a Consent Order restraining Petitioner from advertising its Winding Up Petition until ELE UK’ s Renewal Application is determined at the Oral Hearing or until further order of the Court, whichever is earlier. At a hearing held on December 16, 2020, the High Court issued an order lifting the restraint on advertising the petition for a winding up order and that the matter be listed on January 13, 2021 for winding up and awarding costs to the creditor. However, at a meeting held on January 11, 2021 (“Creditors’ Meeting”), the creditors of Elite Legacy Education UK Ltd (“ELE UK”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), approved a Proposal for a Company Voluntary Arrangement (the “Arrangement”) under the UK Insolvency Act 1986 (the “IA”) and the UK Insolvency Rules 2016 (the “IR”). As a result, the Petitioner’s claims will be administered under the terms of the CVA and, at the request of ELE UK, the hearing on its application to renew its appeal of the High Court’s order was lifted.

Other Legal Proceedings.

In the Matter of Elite Legacy Education UK Ltd., Proposal for a Company Voluntary Arrangement. At a meeting held on January 11, 2021 (“Creditors’ Meeting”), the creditors of Elite Legacy Education UK Ltd (“ELE UK”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), approved a Proposal for a Company Voluntary Arrangement (the “CVA”) under the UK Insolvency Act 1986 (the “IA”) and the UK Insolvency Rules 2016 (the “IR”). Under the terms of the CVA, CVR Global LLP has been appointed as Supervisor of ELE UK for the purposes of administering the Arrangement. At the Creditors Meeting, the creditors also approved a modification to the CVA whereby any tax refunds due to ELE UK would be paid to the Supervisor and made available for distribution to creditors. The Supervisor will wind down the business of ELE UK and make distributions to ELE UK’s non-student creditors in accordance with the applicable provisions of the IA and the IR, on and subject to the terms and conditions set forth in the CVA in satisfaction of the non-student creditors’ respective claims against ELE UK. Pursuant to the CVA, student creditors of ELE UK were provided the opportunity to receive trainings from an independent training provider in satisfaction of their respective claims against ELE UK; as a result, all obligations of ELE UK to student creditors have been satisfied. Pursuant to the CVA, and at its conclusion, the remaining assets of ELE UK, if any, would be distributed to LEAI. As a result of the CVR, the Winding-Up Petition, CR-2020-001958, filed in the High Court of Justice, Business and Property Courts of England and Wales has been dismissed. At this time, LEAI management is unable to anticipate any distributions that would be received from ELE UK.

Mr. Kostiner, our Chairman, Chief Executive Officer, and Interim Principal Financial and Accounting Officer is a named defendant in three legal proceedings which are described below.

In Re Argon Credit, LLC, et al., Debtors, Case No. 16-39654 (U.S. Bankruptcy Court Northern District of Illinois Eastern Division).

On December 16, 2016, Argon Credit, LLC and Argon X, LLC (collectively the “Debtors”) filed petitions for relief under chapter 11 of title 11 of the United States Code. On January 11, 2017, Debtors’ bankruptcy cases were converted to chapter 7 cases. On December 14, 2018, the chapter 7 trustee filed an adversary proceeding as case number 18-ap-00948 (the “Bankruptcy Complaint”) against multiple defendants, including Barry Kostiner, asserting claims for aiding and abetting breach of fiduciary duty. As to Mr. Kostiner, the Bankruptcy Complaint alleged that, while an employee of the Debtor, he aided and abetted the former CEO of Argon Credit, Raviv Wolfe, in breaching his fiduciary duties to Argon Credit, by, among other things, knowingly participating in a scheme to funnel assets away from the Debtors and their creditors, double pledging Argon Credit’s assets, and knowingly submitting false or misleading financial reports to the Debtors’ secured lender to conceal the transfer of Argon Credit’s assets. On July 11, 2019, Mr. Kostiner, appearing through counsel, filed an answer denying all allegations against him set forth in the Bankruptcy Complaint.

On August 12, 2021, the trustee filed a Motion for the Entry of an Order Pursuant to Bankruptcy Rule 9019 Approving Settlement with Mr. Kostiner. Under the terms of the proposed settlement, Mr. Kostiner would pay the trustee $35,000 in exchange for dismissal with prejudice from the suit and the exchange of mutual releases (the “Proposed Settlement”). Each of the trustee and Mr. Kostiner concluded that the Proposed Settlement was in their respective best interests in light of the contested nature of the Complaint, the costs that both parties would incur in connection with the litigation of same the uncertain outcome from protracted litigation. The trustee argued that the Proposed Settlement was reasonable based upon: (a) the range of potential outcomes taking into account the defenses that Mr. Kostiner could assert; (b) the likelihood of recovering more given Mr. Kostiner’s financial condition; (c) Argon Credit’s director and officers’ liability insurance policy had been exhausted; and (d) the Debtors’ pre-petition lender had recently filed a complaint against many of the parties originally named by the trustee in its adversary proceeding, including Mr. Kostiner, and this action further reduces the likelihood of recovery against Mr. Kostiner, because at a minimum, he will be forced to pay to defend that action. On September 3, 2021, the Bankruptcy Court issued an order approving the settlement, and on November 18, 2021, the Bankruptcy Court issued an order granting the motion to voluntarily dismiss the proceeding against Mr. Kostiner.

Fund Recovery Services, LLC v. RBC Capital Markets, LLC, et al., Case No. 1:20-cv-5730 (U.S. District Court for the Northern District of Illinois Eastern Division.

On September 25, 2020, Fund Recovery Services, LLC (“Fund”), as assignee of Princeton Alterative Income Fund, L.P. (“PAIF”) filed a complaint in the above-referenced action asserting a variety of claims against 37 defendants, including Mr. Kostiner. On May 15, 2021, Fund filed an amended complaint against 34 of the defendants, including Mr. Kostiner (the “Amended Complaint”). The claims against Mr. Kostiner in the Amended Complaint include: (i) violation of 18 U.S.C. 1962(2) by the conduct and participation in a RICO enterprise through a pattern of racketeering activity; (ii) violation of 18 U.S.C. 1962(d) by conspiracy to engage in a pattern of racketeering activity; (iii) fraud/intentional misrepresentation; (iv) aiding and abetting fraud/intentional misrepresentation; (v) fraudulent concealment; (vi) aiding and abetting fraudulent concealment; (vii) fraudulent/intentional inducement; (viii) conversion; (ix) aiding and abetting conversion; (x) civil conspiracy; and (xi) tortious interference with contractual relations. The Amended Complaint seeks damages of approximately $240 million jointly and severally against all defendants, together with treble and punitive damages, among other relief.

The Amended Complaint, as it pertains to Mr. Kostiner, covers much of the same conduct that is the subject of the Bankruptcy Complaint described above and stems from a transaction that Argon Credit entered into with Spartan Specialty Finance, LLC (“Spartan”). Argon, a consumer finance platform that made high-interest, unsecured loans to credit-impaired borrowers, financed its loans through a revolving credit facility provided by PAIF. Mr. Kostiner was the sole member of Spartan and was also, for a period of time, the Vice President of Capital Markets at Argon. Argon and Spartan entered into an agreement whereby Spartan agreed to purchase a portfolio of loans from Argon. Spartan financed the acquisition by obtaining a loan from Hamilton Funding (“Hamilton”). The Amended Complaint alleges that PAIF had a perfected security interest in the loans that Argon improperly sold to Spartan (which were financed by Hamilton Funding), and that defendants, including Mr. Kostiner, engaged in a scheme to induce PAIF to initially lend funds, later to increase its credit line, and ultimately convert and deprive PAIF of its property by numerous acts of fraud.

On July 1, 2021, defendants, including Mr. Kostiner, filed a consolidated motion to dismiss the Amended Complaint in its entirety against them, based on the following arguments: (a) the RICO claims (Counts (1)-(2)) are time-barred; (b) Fund lacks standing to bring Counts 1-11; (c) Fund is collaterally estopped from litigating the issues that are the subject of the Amended Complaint; (d) the allegations in the Amended Complaint fail to satisfy the requirements of Rules 8 and 9(b) of the Federal Rules of Civil Procedure; (e) the Amended Complaint failed to allege a duty sufficient to support its allegations in Counts 1-7; (f) Fund failed to adequately plead the elements of a valid RICO claim; and (g) Fund failed to adequately plead the elements of any of its state law claims (Counts 3-13). This motion is fully briefed and awaits resolution by the Court.

On February 22, 2022, PAIF filed a Revised Second Amended Complaint (“RSA Complaint”) against 25 defendants, including Mr. Kostiner. The RSA Complaint incorporates information from witness statements and journal entries from alleged Argon insiders. The claims against Mr. Kostiner in the RSA Complaint include: (i) fraud/intentional misrepresentation; (ii) aiding and abetting fraud/intentional misrepresentation; (iii) fraudulent concealment; (iv) aiding and abetting fraudulent concealment; (v) fraudulent/intentional inducement; (vi) conversion; (vii) aiding and abetting conversion; (viii) civil conspiracy; and (ix) tortious interference with contractual relations. The Amended Complaint seeks damages of approximately $240 million jointly and severally against all defendants, together with treble and punitive damages, among other relief.

In re Spartan Specialty Finance I SPV, LLC, Case No. 16-22881-rdd (U.S. Bankruptcy Court for the Southern District of New York White Plains Division)

On June 29, 2016, Spartan filed a petition for relief under chapter 11 of title 11 of the United States Code. It did so in order to resolve a loan dispute that it had with Hamilton, including Hamilton’s alleged right to access cash accounts that Spartan had pledged as collateral. On May 26, 2017, the bankruptcy court approved a Stipulation and Agreement Resolving Debtor’s Motion for Use of Cash Collateral and Fixing Amount of Secured Claim, between Hamilton, Spartan, and Mr. Kostiner, in his individual capacity. Spartan’s bankruptcy petition was dismissed as part of the Court’s approval of the Settlement.

Except for the actions set forth above, there is no material litigation, arbitration or governmental proceeding currently pending against us or any members of our management team in their capacity as such, and we and our officers and directors have not been subject to any such proceeding in the 12 months preceding the date of this report.

Note 16-Commitments and Contingencies

Licensing agreements.

We are committed to pay royalties for the usage of certain brands, as governed by various licensing agreements, including T&B Seminars, Inc., and Rich Dad. There were no royalty expenses included in our Consolidated Statement of Operations and Comprehensive Income for the years ended December 31, 2021 and 2020. respectively. Our License Agreement with our Rich Dad brand licensor expired on September 30, 2019. Notwithstanding the expiration of the License Agreement, the Company may continue to use the Licensed Intellectual Property, as defined in the License Agreement, including, but not limited to, the Rich Dad trademark and stylized logo, for the purpose of honoring and fulfilling orders by its customers in existence as of the date of the expiration of the agreement.

Purchase commitments. From time to time, the Company enters into non-cancellable commitments to purchase professional services, Information Technology licenses and support, and training courses in future periods. There were no purchase commitments made by the Company at December 31, 2021 and 2020, respectively.

Litigation.

We and certain of our subsidiaries, from time to time, are parties to various legal proceedings, claims and disputes that have arisen in the ordinary course of business. These claims may involve significant amounts, some of which would not be covered by insurance.

Tranquility Bay of Pine Island, LLC v. Tigrent, Inc., et al. On March 16, 2017, suit was filed in the Twentieth Judicial Circuit In and For Lee County, Florida (the “Court”) by Tranquility Bay of Pine Island, LLC (“TBPI”) against Tigrent Inc. and various of its present and former shareholders, officers and directors. By amendment dated May 24, 2019, the Company and its General Counsel and former Chief Executive Officer were named as defendants to a civil conspiracy count. The suit, as originally filed, primarily related to the alleged obligation of Tigrent to indemnify the Plaintiff pursuant to an October 6, 2010 Forbearance Agreement. The suit, as originally filed, included claims for Breach of Contract, Permanent and Temporary Injunction, Breach of Fiduciary Duty, Civil Conspiracy, Tortious Interference and Fraudulent Transfer. On March 20, 2019, the Court dismissed the complaint in its entirety with leave to amend. On April 11, 2019, TBPI filed its Second Amended Complaint with the Court against Tigrent Inc. (“Tigrent”), Legacy Education Alliance Holdings, Inc. (“Holdings”), and certain shareholders of the Company. The Second Amended Complaint included claims for Breach of Contract, Breach of Fiduciary Duty against Tigrent, Civil Conspiracy against Tigrent and Holdings, and various Counts of Fraudulent Transfer against various shareholders of the Company. On May 24, 2019, with leave from the court, TBPI filed its Third Amended Complaint, which included claims for Breach of Contract against Tigrent, Breach of Fiduciary Duty against Tigrent, Damages for Violation of Unfair and Deceptive Business Practices Act against Tigrent, Civil Conspiracy against Tigrent and Holdings, and various Counts of Fraudulent Transfer against various shareholders of Tigrent, including the Company’s current General Counsel, James E. May. On June 23, 2020, the Court entered summary judgment in favor of Tigrent with respect to TBPI’s claims against Tigrent alleging (i) breach of fiduciary duty, (ii) violation of the Florida Deceptive and Unfair Trade Practices Act, and (iii) indemnification against certain attorney’s fees claimed to have been incurred by TBPI. On September 17, 2020, the Court (i) granted summary judgment in favor of Tigrent and Holdings on TBPI’s claim for conspiracy; (ii) denying TBPI’s motion for summary judgment against Tigrent in which TBPI sought a declaration by the Court that claims against TBPI in a lawsuit to which neither Tigrent nor Holdings is a party (“Third Party Lawsuit”) were within the scope of Tigrent’s indemnity obligations under the Forbearance Agreement; and (iii) denying TBPI’s motion for summary judgment in which TBPI sought a declaration by the Court that TBPI’s attorney’s fees incurred the Third Party Lawsuit were also within the scope of Tigrent’s indemnity obligations under the Forbearance Agreement. On August 18, 2020, TBPI voluntarily dismissed all shareholder defendants, other than Mr. May and Steven Barre, Tigrent’s former Chief Executive Officer. On January 4, 2021, a Settlement Agreement and Mutual Release was entered into by and between TBPI, M. Barry Strudwick, Carl Weiss and Susan Weiss (the “Strudwick Parties”) and Tigrent Inc., Legacy Education Alliance, Inc., Legacy Education Alliance Holdings, Inc., Mr. May, and Steven Barre (Defendants) pursuant to which the Strudwick Parties agreed to dismiss the lawsuit with prejudice against all parties and the Company agreed to pay the aggregate sum of $400 thousand payable in one installment of $100 thousand on February 18, 2021 and five quarterly installments of $60 thousand commencing on May 19, 2021, which the Company has accrued for within accounts payable as of December 31, 2021, and within accounts payable and other long-term liability for the current and long-term portions as of December 31, 2021, within the Consolidated Balance Sheets. The parties also exchanged mutual releases as part of the Settlement Agreement. The lawsuit was dismissed by order of the Court on January 12, 2021. Through December 31, 2021, the Company has paid $280 thousand of the total settlement.

In the Matter of Legacy Education Alliance International, Ltd. On October 28, 2019, an Application for Administration was filed in the High Court of Justice, Business and Property Courts of England and Wales (the “English Court”), whereby four creditors of Legacy Education Alliance, International Ltd (“Legacy UK”), one of our UK subsidiaries, sought an administration order with respect to the business affairs of the subsidiary, the appointment of an administrator, and such other ancillary orders as the applicants may request or as the court deemed appropriate. On November 15, 2019, the creditors obtained an Administration Order from the English Court. Under the terms of the Administration Order, two individuals have been appointed as administrators of Legacy UK and will manage Legacy UK and operate its affairs, business and property under the jurisdiction of the English Court. The administrators engaged a third-party to market Legacy UK’s business and assets for sale to one or more third parties. On November 26, 2019, Legacy UK’s assets and deferred revenues sold for £300 thousand (British pounds) to Mayflower Alliance LTD. We will not receive any proceeds from the sale of Legacy UK. On November 19, 2020, the administrators filed notice of their proposal to move from administration to a creditors’ voluntary liquidation and on December 9, 2020, notice was filed with Companies House that Paul Zalkin and Nicholas Simmonds were appointed as liquidators of Legacy UK to commence its winding up. Further details regarding the resolution of claims and liabilities may not be known for several months. Because there are a number of intercompany relationships between the Company and Legacy UK, the financial impact of any future claims in relation to the administration and disposition of Legacy UK, outside of those included in the discontinued operations of Legacy UK (see Note 4 “Discontinued Operations”), is unknown to us at this time, as is the timing and other conditions and effects of the administrative process. On December 8, 2020 we paid $390.6 thousand in cash and transferred our residential properties in the value of $363 thousand as settlement of intercompany debts of two of our subsidiaries, LEAI Property Development UK, Ltd. and LEAI Property Investment UK, Ltd., totaling $924 thousand to Legacy UK.

In the Matter of Elite Legacy Education UK Ltd. On March 18, 2020, a Winding-Up Petition, CR-2020-001958, was filed in the High Court of Justice, Business and Property Courts of England and Wales (the “High Court”) against one of our UK subsidiaries, Elite Legacy Education UK Ltd. (“ELE UK”), by one of its creditors (“Petitioner”) pursuant to which the Petitioner was claiming a debt of £461,459.70 plus late payment interest and statutory compensation was due and owing. The Petitioner sought an order from the High Court to wind up the affairs of ELE UK under the UK Insolvency Act of 1986. ELE UK has disputed the claim of the Petitioner and on June 11, 2020, ELE UK obtained a court order vacating the hearing on the Petition originally set for June 24, 2020. On July 24, 2020, the High Court entered an order finding that there was a genuine dispute on substantial grounds with respect to £392,761.70 of the Petitioner’s claim, and that only £68,698 plus late payment interest and statutory compensation was due and owing. The High Court further restrained the Petitioner from advertising its Winding-Up Petition until August 14, 2020 and, provided ELE UK pays the Petitioner the sums awarded under the High Court’s order, plus late payment interest and statutory compensation on or before August 14, 2020, the Petitioner’s Winding-Up Petition would be dismissed. On August 10, 2020, ELE UK filed its Notice of Appeal in which it sought permission to appeal the High Court’s ruling. On October 23, 2020, the Court denied ELE UK permission to appeal whereupon ELE UK filed an application to renew its application for permission to appeal (“Renewal Application”), which Renewal Application would be heard at a subsequent Oral Hearing on a date not yet determined. On October 27, 2020, ELE UK filed an application with the High Court of Appeal, Royal Courts of Justice (“Court of Appeals”) for a hearing to renew its application for permission to appeal the High Court’s order and a hearing was set for February 11, 2021. On October 30, 2020, the High Court entered a Consent Order restraining Petitioner from advertising its Winding Up Petition until ELE UK’ s Renewal Application is determined at the Oral Hearing or until further order of the Court, whichever is earlier. At a hearing held on December 16, 2020, the High Court issued an order lifting the restraint on advertising the petition for a winding up order and that the matter be listed on January 13, 2021 for winding up and awarding costs to the creditor. However, at a meeting held on January 11, 2021 (“Creditors’ Meeting”), the creditors of Elite Legacy Education UK Ltd (“ELE UK”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), approved a Proposal for a Company Voluntary Arrangement (the “Arrangement”) under the UK Insolvency Act 1986 (the “IA”) and the UK Insolvency Rules 2016 (the “IR”). As a result, the Petitioner’s claims will be administered under the terms of the CVA and, at the request of ELE UK, the hearing on its application to renew its appeal of the High Court’s order was lifted.

Other Legal Proceedings.

In the Matter of Elite Legacy Education UK Ltd., Proposal for a Company Voluntary Arrangement. At a meeting held on January 11, 2021 (“Creditors’ Meeting”), the creditors of Elite Legacy Education UK Ltd (“ELE UK”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), approved a Proposal for a Company Voluntary Arrangement (the “CVA”) under the UK Insolvency Act 1986 (the “IA”) and the UK Insolvency Rules 2016 (the “IR”). Under the terms of the CVA, CVR Global LLP has been appointed as Supervisor of ELE UK for the purposes of administering the Arrangement. At the Creditors Meeting, the creditors also approved a modification to the CVA whereby any tax refunds due to ELE UK would be paid to the Supervisor and made available for distribution to creditors. The Supervisor will wind down the business of ELE UK and make distributions to ELE UK’s non-student creditors in accordance with the applicable provisions of the IA and the IR, on and subject to the terms and conditions set forth in the CVA in satisfaction of the non-student creditors’ respective claims against ELE UK. Pursuant to the CVA, student creditors of ELE UK were provided the opportunity to receive trainings from an independent training provider in satisfaction of their respective claims against ELE UK; as a result, all obligations of ELE UK to student creditors have been satisfied. Pursuant to the CVA, and at its conclusion, the remaining assets of ELE UK, if any, would be distributed to LEAI. As a result of the CVR, the Winding-Up Petition, CR-2020-001958, filed in the High Court of Justice, Business and Property Courts of England and Wales has been dismissed. At this time, LEAI management is unable to anticipate any distributions that would be received from ELE UK.

Mr. Kostiner, our Chairman, Chief Executive Officer, and Interim Principal Financial and Accounting Officer is a named defendant in three legal proceedings which are described below.

In Re Argon Credit, LLC, et al., Debtors, Case No. 16-39654 (U.S. Bankruptcy Court Northern District of Illinois Eastern Division).

On December 16, 2016, Argon Credit, LLC and Argon X, LLC (collectively the “Debtors”) filed petitions for relief under chapter 11 of title 11 of the United States Code. On January 11, 2017, Debtors’ bankruptcy cases were converted to chapter 7 cases. On December 14, 2018, the chapter 7 trustee filed an adversary proceeding as case number 18-ap-00948 (the “Bankruptcy Complaint”) against multiple defendants, including Barry Kostiner, asserting claims for aiding and abetting breach of fiduciary duty. As to Mr. Kostiner, the Bankruptcy Complaint alleged that, while an employee of the Debtor, he aided and abetted the former CEO of Argon Credit, Raviv Wolfe, in breaching his fiduciary duties to Argon Credit, by, among other things, knowingly participating in a scheme to funnel assets away from the Debtors and their creditors, double pledging Argon Credit’s assets, and knowingly submitting false or misleading financial reports to the Debtors’ secured lender to conceal the transfer of Argon Credit’s assets. On July 11, 2019, Mr. Kostiner, appearing through counsel, filed an answer denying all allegations against him set forth in the Bankruptcy Complaint.

On August 12, 2021, the trustee filed a Motion for the Entry of an Order Pursuant to Bankruptcy Rule 9019 Approving Settlement with Mr. Kostiner. Under the terms of the proposed settlement, Mr. Kostiner would pay the trustee $35,000 in exchange for dismissal with prejudice from the suit and the exchange of mutual releases (the “Proposed Settlement”). Each of the trustee and Mr. Kostiner concluded that the Proposed Settlement was in their respective best interests in light of the contested nature of the Complaint, the costs that both parties would incur in connection with the litigation of same the uncertain outcome from protracted litigation. The trustee argued that the Proposed Settlement was reasonable based upon: (a) the range of potential outcomes taking into account the defenses that Mr. Kostiner could assert; (b) the likelihood of recovering more given Mr. Kostiner’s financial condition; (c) Argon Credit’s director and officers’ liability insurance policy had been exhausted; and (d) the Debtors’ pre-petition lender had recently filed a complaint against many of the parties originally named by the trustee in its adversary proceeding, including Mr. Kostiner, and this action further reduces the likelihood of recovery against Mr. Kostiner, because at a minimum, he will be forced to pay to defend that action. On September 3, 2021, the Bankruptcy Court issued an order approving the settlement, and on November 18, 2021, the Bankruptcy Court issued an order granting the motion to voluntarily dismiss the proceeding against Mr. Kostiner.

Fund Recovery Services, LLC v. RBC Capital Markets, LLC, et al., Case No. 1:20-cv-5730 (U.S. District Court for the Northern District of Illinois Eastern Division.

On September 25, 2020, Fund Recovery Services, LLC (“Fund”), as assignee of Princeton Alterative Income Fund, L.P. (“PAIF”) filed a complaint in the above-referenced action asserting a variety of claims against 37 defendants, including Mr. Kostiner. On May 15, 2021, Fund filed an amended complaint against 34 of the defendants, including Mr. Kostiner (the “Amended Complaint”). The claims against Mr. Kostiner in the Amended Complaint include: (i) violation of 18 U.S.C. 1962(2) by the conduct and participation in a RICO enterprise through a pattern of racketeering activity; (ii) violation of 18 U.S.C. 1962(d) by conspiracy to engage in a pattern of racketeering activity; (iii) fraud/intentional misrepresentation; (iv) aiding and abetting fraud/intentional misrepresentation; (v) fraudulent concealment; (vi) aiding and abetting fraudulent concealment; (vii) fraudulent/intentional inducement; (viii) conversion; (ix) aiding and abetting conversion; (x) civil conspiracy; and (xi) tortious interference with contractual relations. The Amended Complaint seeks damages of approximately $240 million jointly and severally against all defendants, together with treble and punitive damages, among other relief.

The Amended Complaint, as it pertains to Mr. Kostiner, covers much of the same conduct that is the subject of the Bankruptcy Complaint described above and stems from a transaction that Argon Credit entered into with Spartan Specialty Finance, LLC (“Spartan”). Argon, a consumer finance platform that made high-interest, unsecured loans to credit-impaired borrowers, financed its loans through a revolving credit facility provided by PAIF. Mr. Kostiner was the sole member of Spartan and was also, for a period of time, the Vice President of Capital Markets at Argon. Argon and Spartan entered into an agreement whereby Spartan agreed to purchase a portfolio of loans from Argon. Spartan financed the acquisition by obtaining a loan from Hamilton Funding (“Hamilton”). The Amended Complaint alleges that PAIF had a perfected security interest in the loans that Argon improperly sold to Spartan (which were financed by Hamilton Funding), and that defendants, including Mr. Kostiner, engaged in a scheme to induce PAIF to initially lend funds, later to increase its credit line, and ultimately convert and deprive PAIF of its property by numerous acts of fraud.

On July 1, 2021, defendants, including Mr. Kostiner, filed a consolidated motion to dismiss the Amended Complaint in its entirety against them, based on the following arguments: (a) the RICO claims (Counts (1)-(2)) are time-barred; (b) Fund lacks standing to bring Counts 1-11; (c) Fund is collaterally estopped from litigating the issues that are the subject of the Amended Complaint; (d) the allegations in the Amended Complaint fail to satisfy the requirements of Rules 8 and 9(b) of the Federal Rules of Civil Procedure; (e) the Amended Complaint failed to allege a duty sufficient to support its allegations in Counts 1-7; (f) Fund failed to adequately plead the elements of a valid RICO claim; and (g) Fund failed to adequately plead the elements of any of its state law claims (Counts 3-13). This motion is fully briefed and awaits resolution by the Court.

On February 22, 2022, PAIF filed a Revised Second Amended Complaint (“RSA Complaint”) against 25 defendants, including Mr. Kostiner. The RSA Complaint incorporates information from witness statements and journal entries from alleged Argon insiders. The claims against Mr. Kostiner in the RSA Complaint include: (i) fraud/intentional misrepresentation; (ii) aiding and abetting fraud/intentional misrepresentation; (iii) fraudulent concealment; (iv) aiding and abetting fraudulent concealment; (v) fraudulent/intentional inducement; (vi) conversion; (vii) aiding and abetting conversion; (viii) civil conspiracy; and (ix) tortious interference with contractual relations. The Amended Complaint seeks damages of approximately $240 million jointly and severally against all defendants, together with treble and punitive damages, among other relief.

In re Spartan Specialty Finance I SPV, LLC, Case No. 16-22881-rdd (U.S. Bankruptcy Court for the Southern District of New York White Plains Division)

On June 29, 2016, Spartan filed a petition for relief under chapter 11 of title 11 of the United States Code. It did so in order to resolve a loan dispute that it had with Hamilton, including Hamilton’s alleged right to access cash accounts that Spartan had pledged as collateral. On May 26, 2017, the bankruptcy court approved a Stipulation and Agreement Resolving Debtor’s Motion for Use of Cash Collateral and Fixing Amount of Secured Claim, between Hamilton, Spartan, and Mr. Kostiner, in his individual capacity. Spartan’s bankruptcy petition was dismissed as part of the Court’s approval of the Settlement.

Except for the actions set forth above, there is no material litigation, arbitration or governmental proceeding currently pending against us or any members of our management team in their capacity as such, and we and our officers and directors have not been subject to any such proceeding in the 12 months preceding the date of this report.